ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Schedule of Accounts Payable and Accrued Expenses

	December 31,	December 31,
	2022	2021
Accounts payable	$230	$510
Accrued expenses – lab refurbishments	117	131
Accrued expenses – technical fees	130	66
Accrued expenses – variable rent & utilities	15	20
Accrued expenses – audit & accounting fees	128	191
Accrued expenses – other	80	112
Credit card liabilities	20	10
Payroll and social security liabilities	211	383
Total accounts payable and accrued expenses	$931	$1,423